Contingent liabilities, commitments and guarantees - Narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2022 GBP (£) classAction	Dec. 31, 2021 GBP (£)
Contingent Liabilities And Commitments [Line Items]
Number of class actions | classAction	2
Maximum exposure
Contingent Liabilities And Commitments [Line Items]
Irrevocable commitments and guarantees	£ 57,585	£ 55,690
Legal proceedings contingent liability
Contingent Liabilities And Commitments [Line Items]
Increase in current tax liabilities	750
Reduction in deferred tax asset	£ (305)